Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
9.	Accrued Liabilities

	December 31, 2011 $	December 31, 2010 $

Voyage and vessel expenses	10,891	4,579
Audit, legal and other general expenses	8,435	6,595
Interest including interest rate swaps	19,606	19,912
Payroll and benefits (1)	6,877	6,534
Income taxes payable and other	931	1,053

Total	46,740	38,673

(1)

As at December 31, 2011 and 2010, $3.6 million and $3.0 million, respectively, of accrued liabilities related to crewing and manning costs payable to the subsidiaries of Teekay Corporation (see Note 12c).